Sterling Capital Funds

3605 Glenwood Avenue, Suite 100

Raleigh, North Carolina 27612

October 4, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Funds (the “Trust”): File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”). The Trust hereby certifies that the following forms of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 123 to its Registration Statement on Form N-1A, which was filed by electronic transmission on September 29, 2016 and effective September 30, 2016:

(i)        Prospectus, dated October 3, 2016, relating to Class A and Class C Shares of Sterling Capital SMID Opportunities Fund, a series of the Trust (the “Fund”);

(ii)       Prospectus, dated October 3, 2016, relating to Institutional Shares of the Fund; and

(iii)      Statement of Additional Information, dated October 3, 2016, relating to the Class A, Class C and Institutional Shares of the Fund.

STERLING CAPITAL FUNDS Registrant

/s/ James T. Gillespie
*James T. Gillespie
President

*By:	/s/ Thomas R. Hiller
Thomas R. Hiller, solely in his capacity as Attorney-in-fact, pursuant to power of attorney filed previously